Accumulated Other Comprehensive Income - Roll Forward (Details) - Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in accumulated other comprehensive income
Beginning balance	$ (563)	$ 2,993	$ 2,993	$ 1,017	$ (459)
Effect of equity accounting guidance adoption			(3,215)	(3,215)
Beginning Balance			(563)	(222)	1,017	$ (459)
Other comprehensive income (loss) before reclassification	8,090	(1,544)	(740)	2,834	2,708
Federal income tax (expense) benefit	(1,666)	47	76	(772)	(899)
Other comprehensive income (loss) before reclassification, net of tax	6,424	(1,497)	(664)	2,062	1,809
Amounts reclassified from AOCI	44	245	399	(608)	(499)
Federal income (taxes) benefit	(9)	(47)	(76)	68	166
Amounts reclassified from AOCI, net of tax	35	198	323	(540)	(333)
Other comprehensive income (loss)	6,459	(1,299)	(341)	1,522	1,476
Ending balance	$ 5,896	$ (1,521)	$ (563)	$ 2,993	$ 1,017